Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of components of lease cost
The components of lease cost were as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Operating lease cost	34,785	37,447	35,197	4,957
Short-term lease cost	1,740	2,267	1,971	278
Finance lease cost:
Amortization of ROU assets	3,846	—	—	—
Interest expense on lease liabilities	295	—	—	—
Sublease income	(187)	—	—	—

Total lease cost	40,479	39,714	37,168	5,235

Schedule of detailed Information about Leases

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	30,388	37,811	37,700	5,310
Operating cash flows used for finance leases	295	—	—	—
Financing cash flows used for finance leases	5,111	—	—	—
ROU assets obtained in exchange for operating lease liabilities	90,272	4,311	—	—

Schedule of total rental related expenses

Future lease payments under operating leases as of December 31, 2023 were as follows: Years ending December 31,	Operating leases
	RMB	US$
2024	9,091	1,281
2025	3,809	536

Total future lease payments	12,900	1,817
Less: imputed interest	(576)	(81)

Total lease liability balance	12,324	1,736